Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long-Term Debt

6. Long-Term Debt

In connection with the 2011 Transactions, the Company incurred substantial new indebtedness comprised of a senior secured term loan facility (the “Term Loan Facility”), a revolving credit facility (the “Revolving Facility”; together with the Term Loan Facility, the “Senior Credit Facilities”), 11.00% Senior Notes due 2019 (the “2019 Notes”) and 11.25% Senior Notes due 2020 (the “2020 Notes”; together with the 2019 Notes, the “Senior Notes”).

Long-term debt as of June 30, 2012 and December 31, 2011, consisted of the following:

	June 30,	December 31,
	2012	2011
Senior Credit Facilities
$1,301 million Senior Secured Term Loan facility, due November 2, 2018, net of unamortized discount of $34,828 and $38,160 at June 30, 2012 and December 31, 2011, respectively. (effective interest rate of 5.82 % and 7.79% at June 30, 2012 and December 31, 2011, respectively)	$1,262,860	$1,185,840
$125 million Senior Secured Revolving Credit facility, expiring on November 2, 2016 and bearing interest at a variable base rate plus a spread rate	—	15,000
Senior Notes
$375 million 11% Senior Notes due December 31, 2019, net of unamortized discount of $8,893 and $9,257 at June 30, 2012 and December 31, 2011, respectively. (effective interest rate of 11.53% at June 30, 2012)	366,107	365,743
$375 million 11.25% Senior Notes due December 31, 2020, net of unamortized discount of $10,774 and $11,134 at June 30, 2012 and December 31, 2011, respectively. (effective interest rate of 11.86% at June 30, 2012)	364,226	363,866
Obligation under data sublicense agreement	30,659	30,659
Less current portion	(16,805)	(16,034)

Long-term debt	$2,007,047	$1,945,074

Senior Credit Facilities

The credit agreement governing the Senior Credit Facilities (the “Senior Credit Agreement”) provides that, subject to certain conditions, the Company may request additional tranches of term loans, increase commitments under the Revolving Facility or the Term Loan Facility or add one or more incremental revolving credit facility tranches (provided that the revolving credit commitments outstanding at any time have no more than three different maturity dates) in an aggregate amount not to exceed (a) $300,000 plus (b) an unlimited amount at any time, subject to compliance on a pro forma basis with a first lien net leverage ratio of no greater than 4.00:1.00. Availability of such additional tranches of term loans or revolving credit facilities and/or increased commitments is subject to, among other conditions, the absence of any default under the Senior Credit Agreement and the receipt of commitments by existing or additional financial institutions. Proceeds of the Revolving Facility, including up to $30,000 in the form of borrowings on same-day notice, referred to as swingline loans, and up to $50,000 in the form of letters of credits, are available to provide financing for working capital and general corporate purposes.

Borrowings under the Senior Credit Facilities bear interest at an annual rate equal to an applicable margin plus, at the Company’s option, either (a) a base rate determined by reference to the highest of (i) the applicable prime rate (ii) the federal funds rate plus 0.50% and (iii) a LIBOR rate determined by reference to the costs of funds for U.S. dollar deposits for an interest period of one month, adjusted for certain additional costs, plus 1.00% or (b) a LIBOR rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing, adjusted for certain additional costs, which, in the case of the Term Loan Facility only, shall be no less than 1.25%.

In April 2012, the Company amended the Senior Credit Agreement to reprice the Senior Credit Facilities and borrow $80,000 of additional term loans. Following this amendment, the LIBOR-based interest rate on the Term Loan Facility is LIBOR plus 3.75%, compared to the previous interest rate of LIBOR plus 5.50%. The new LIBOR-based interest rate on the Revolving Facility is LIBOR plus 3.50% (with a potential step-down to LIBOR plus 3.25% based on the Company’s first lien net leverage ratio), compared to the previous interest rate of LIBOR plus 5.25% (with a potential step-down to LIBOR plus 5.00% based on the Company’s first lien net leverage ratio). The Term Loan Facility remains subject to a LIBOR floor of 1.25%, and there continues to be no LIBOR floor on the Revolving Facility. The amendments to the Senior Credit Agreement resulted in a loss on extinguishment of debt of $21,853 and other expenses related to fees paid to third parties of $3,558, during the three and six months ended June 30, 2012, which have been reflected within sales, marketing, general administrative expense in the accompanying unaudited condensed consolidated statements of operations.

In addition to paying interest on outstanding principal under the Senior Credit Facilities, the Company is required to pay customary agency fees, letter of credit fees and a 0.50% commitment fee in respect of the unutilized commitments under the Revolving Facility.

The Senior Credit Agreement requires that the Company prepay outstanding loans under the Term Loan Facility, subject to certain exceptions, with (a) 100% of the net cash proceeds of any incurrence of debt other than debt permitted under the Senior Credit Agreement, (b) commencing with the fiscal year ended December 31, 2012, 50% (which percentage will be reduced to 25% and 0% based on the Company’s first lien net leverage ratio) of the Company’s annual excess cash flow and (c) 100% of the net cash proceeds of certain asset sales and casualty and condemnation events, subject to reinvestment rights and certain other exceptions.

The Company may voluntarily prepay outstanding loans under the Senior Credit Facilities at any time without premium or penalty other than breakage costs with respect to LIBOR loans; provided, however, that if on or prior to the anniversary of any repricing transaction, the Company prepays any loans under the Term Loan Facility in connection with a repricing transaction, the Company must pay a prepayment premium of 1.00% of the aggregate principal amount of the loans so prepaid.

The Company is required to make quarterly payments equal to 0.25% of the amended principal amount of the loans under the Term Loan Facility, with the balance due and payable on November 2, 2018. Any principal amount outstanding under the Revolving Facility is due and payable on November 2, 2016.

Certain of the Company’s U.S. wholly-owned restricted subsidiaries, together with the Company, are co-borrowers and jointly and severally liable for all obligations under the Senior Credit Facilities. Such obligations of the co-borrowers are unconditionally guaranteed by Beagle Intermediate Holdings, Inc (a direct wholly-owned subsidiary of Parent), the Company and each of its existing and future U.S. wholly-owned restricted subsidiaries (with certain exceptions including immaterial subsidiaries). These obligations are secured by a perfected security interest in substantially all of the assets of the co-borrowers and guarantors now owned or later acquired, including a pledge of all of the capital stock of the Company and its U.S. wholly-owned restricted subsidiaries and 65% of the capital stock of its foreign restricted subsidiaries, subject in each case to the exclusion of certain assets and additional exceptions.

The Senior Credit Agreement requires the Company to comply with maximum first lien net leverage ratio and consolidated cash interest coverage ratio financial maintenance covenants, to be tested on the last day of each fiscal quarter. A breach of these covenants is subject to certain equity cure rights. In addition, the Senior Credit Facilities contain a number of negative covenants that, among other things and subject to certain exceptions, restrict the Company’s ability and the ability of its subsidiaries to:

•	incur additional indebtedness or guarantees;
•	incur liens;
•	make investments, loans and acquisitions;
•	consolidate or merge;
•	sell assets, including capital stock of subsidiaries;
•	pay dividends on capital stock or redeem, repurchase or retire capital stock of the Company or any restricted subsidiary;
•	alter the business of the Company;
•	amend, prepay, redeem or purchase subordinated debt;
•	engage in transactions with affiliates; and
•	enter into agreements limiting dividends and distributions of certain subsidiaries.

The Senior Credit Agreement also contains certain customary representations and warranties, affirmative covenants and provisions relating to events of default (including upon change of control).

Senior Notes

The 2019 Notes bear interest at an annual rate of 11.00% with interest payable semi-annually on June 30 and December 31 of each year, commencing on June 30, 2012. The 2019 Notes mature on December 31, 2019. The 2020 Notes bear interest at an annual rate of 11.25% with interest payable quarterly on March 31, June 30, September 30 and December 31 of each year, commencing on March 31, 2012. The 2020 Notes mature on December 31, 2020.

The Company may redeem the 2019 Notes, the 2020 Notes or both, in whole or in part, at any time on or after December 31, 2015 at the applicable redemption price, plus accrued and unpaid interest. In addition, at any time prior to December 31, 2014, the Company may, at its option and on one or more occasions, redeem up to 35% of the aggregate principal amount of the 2019 Notes or the 2020 Notes, at a redemption price equal to 100% of the aggregate principal amount, plus a premium equal to the stated interest rate on the 2019 Notes or the 2020 Notes, respectively, plus accrued and unpaid interest with the net cash proceeds of certain equity offerings; provided that at least 50% of the sum of the aggregate principal amount of the 2019 Notes or 2020 Notes, respectively, originally issued (including any additional notes) remain outstanding immediately after such redemption and the redemption occurs within 180 days of the equity offering. At any time prior to December 31, 2015, the Company may redeem the 2019 Notes, the 2020 Notes or both, in whole or in part, at its option and on one or more occasions, at a redemption price equal to 100% of the principal amount, plus an applicable premium and accrued and unpaid interest.

The Senior Notes are senior unsecured obligations and rank equally in right of payment with all of the Company’s existing and future indebtedness and senior in right of payment to all of its existing and future subordinated indebtedness. The Company’s obligations under the Senior Notes are guaranteed on a senior basis by all of its existing and subsequently acquired or organized wholly-owned U.S. restricted subsidiaries that guarantee the Senior Credit Facilities or its other indebtedness or indebtedness of any affiliate guarantor. The Senior Notes and the related guarantees are effectively subordinated to the Company’s existing and future secured obligations and that of its affiliate guarantors to the extent of the value of the collateral securing such obligations, and are structurally subordinated to all existing and future indebtedness and other liabilities of any of the Company’s subsidiaries that do not guarantee the Senior Notes.

If the Company experiences specific kinds of changes in control, it must offer to purchase the Senior Notes at a purchase price equal to 101% of the principal amount, plus accrued and unpaid interest. The indentures governing the Senior Notes (the “Indentures”) contain customary covenants that restrict the ability of the Company and its restricted subsidiaries to:

•	pay dividends on capital stock or redeem, repurchase or retire capital stock;
•	incur additional indebtedness or issue certain capital stock;
•	incur certain liens;
•	make investments, loans, advances and acquisitions;
•	consolidate, merge or transfer all or substantially all of their assets and the assets of their subsidiaries;
•	prepay subordinated debt;
•	engage in certain transactions with affiliates; and
•	enter into agreements restricting the subsidiaries’ ability to pay dividends.

The Indentures also contain certain customary affirmative covenants and events of default.

Obligation Under Data Sublicense Agreement

In October 2009 and April 2010, the Company acquired certain additional rights to specified uses of its data from the former owner of the Company’s business, in order to broaden the Company’s ability to pursue business intelligence and data analytics solutions for payers and providers. The Company previously licensed exclusive rights to this data to the former owner of the Company’s business. In connection with these data rights acquisitions, the Company recorded amortizable intangible assets and corresponding obligations at inception based on the present value of the scheduled annual payments through 2018, which totaled $65,000 in the aggregate (approximately $45,000 remained payable at June 30, 2012). In connection with the Merger, the Company was required to adjust this obligation to its fair value.

9. Long-Term Debt

In connection with the 2011 Transactions, the Company incurred substantial new indebtedness comprised of a senior secured term loan facility (the “Term Loan Facility”), a revolving credit facility (the “Revolving Facility”; together with the Term Loan Facility, the “Senior Credit Facilities”), 11.00% Senior Notes due 2019 (the “2019 Notes”) and 11.25% Senior Notes due 2020 (the “2020 Notes”; together with the 2019 Notes, the “Senior Notes”).

Long-term debt as of December 31, 2011 and 2010 consisted of the following:

	Successor	Predecessor
	2011	2010
Senior Credit Facilities
$1,224 million Senior Secured Term Loan facility, due November 2, 2018, net of unamortized discount of $38,160 at December 31, 2011 (effective interest rate of 7.79% at December 31, 2011)	$1,185,840	$—
$125 million Senior Secured Revolving Credit facility, expiring on November 2, 2016 and bearing interest at a variable base rate plus a spread rate	15,000	—
Senior Notes
$375 million 11% Senior Notes due December 31, 2019, net of unamortized discount of $9,257 at December 31, 2011 (effective interest rate of 11.53% at December 31, 2011)	365,743	—
$375 million 11.25% Senior Notes due December 31, 2020, net of unamortized discount of $11,134 at December 31, 2011 (effective interest rate of 11.86% at December 31, 2011)	363,866	—
Obligation under data sublicense agreement	30,659	40,323
Prior Credit Facilities
$755 million First Lien Term Loan facility, due November 16, 2013, net of unamortized discount of $28,628 at December 31, 2010	—	650,172
$170 million Second Lien Term Loan facility, due May 16, 2014, net of unamortized discount of $12,136 at December 31, 2010	—	157,864
$100 million Incremental Borrowing on First Lien Term Loan facility, due November 16, 2013, net of unamortized discount of $1,866 at December 31, 2010	—	97,884
Less current portion	(16,034)	(12,494)

Long-term debt	$1,945,074	$933,749

Senior Credit Facilities

The credit agreement governing the Senior Credit Facilities (the “Senior Credit Agreement”) provides that, subject to certain conditions, the Company may request additional tranches of term loans, increase commitments under the Revolving Facility or the Term Loan Facility or add one or more incremental revolving credit facility tranches (provided that the revolving credit commitments outstanding at any time have no more than three different maturity dates) in an aggregate amount not to exceed (a) $300,000 plus (b) an unlimited amount at any time, subject to compliance on a pro forma basis with a first lien net leverage ratio of no greater than 4.00:1.00. Availability of such additional tranches of term loans or revolving credit facilities and/or increased commitments is subject to, among other conditions, the absence of any default under the Senior Credit Agreement and the receipt of commitments by existing or additional financial institutions. Proceeds of the Revolving Facility, including up to $30,000 in the form of borrowings on same-day notice, referred to as swingline loans, and up to $50,000 in the form of letters of credit, are available to provide financing for working capital and general corporate purposes.

Borrowings under the Senior Credit Facilities bear interest at an annual rate equal to an applicable margin plus, at the Company’s option, either (a) a base rate determined by reference to the highest of (i) the applicable prime rate (ii) the federal funds rate plus 0.50% and (iii) a LIBOR rate determined by reference to the costs of funds for U.S. dollar deposits for an interest period of one month, adjusted for certain additional costs, plus 1.00% or (b) a LIBOR rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing, adjusted for certain additional costs, which, in the case of the Term Loan Facility only, shall be no less than 1.25%. The applicable margin for the Term Loan Facility is 4.50% for base rate borrowings and 5.50% for LIBOR borrowings. The applicable margin for the Revolving Facility is 4.25% for base rate borrowings and 5.25% for LIBOR borrowings. The applicable margin for the Revolving Facility is subject to a 0.25% step-down based on the Company’s first lien net leverage ratio at the end of each fiscal quarter.

In addition to paying interest on outstanding principal under the Senior Credit Facilities, the Company is required to pay customary agency fees, letter of credit fees and a 0.50% commitment fee in respect of the unutilized commitments under the Revolving Facility.

The Senior Credit Agreement requires that the Company prepay outstanding loans under the Term Loan Facility, subject to certain exceptions, with (a) 100% of the net cash proceeds of any incurrence of debt other than debt permitted under the Senior Credit Agreement, (b) commencing with the fiscal year ended December 31, 2012, 50% (which percentage will be reduced to 25% and 0% based on the Company’s first lien net leverage ratio) of the Company’s annual excess cash flow and (c) 100% of the net cash proceeds of certain asset sales and casualty and condemnation events, subject to reinvestment rights and certain other exceptions.

The Company may voluntarily prepay outstanding loans under the Senior Credit Facilities at any time without premium or penalty other than breakage costs with respect to LIBOR loans, provided, however, that if on or prior to November 2, 2012 the Company prepays any loans under the Term Loan Facility in connection with a repricing transaction, the Company must pay a prepayment premium of 1.00% of the aggregate principal amount of the loans so prepaid.

The Company is required to make quarterly payments equal to 0.25% of the original principal amount of the loans under the Term Loan Facility, with the balance due and payable on November 2, 2018. Any principal amount outstanding under the Revolving Facility is due and payable on November 2, 2016.

Certain of the Company’s U.S. wholly-owned restricted subsidiaries, together with the Company, are co-borrowers and jointly and severally liable for all obligations under the Senior Credit Facilities. Such obligations of the co-borrowers are unconditionally guaranteed by Beagle Intermediate Holdings, Inc (a direct wholly-owned subsidiary of Parent), the Company and each of its existing and future U.S. wholly-owned restricted subsidiaries (with certain exceptions including immaterial subsidiaries). These obligations are secured by a perfected security interest in substantially all of the assets of the co-borrowers and guarantors now owned or later acquired, including a pledge of all of the capital stock of the Company and its U.S. wholly-owned restricted subsidiaries and 65% of the capital stock of its foreign restricted subsidiaries, subject in each case to the exclusion of certain assets and additional exceptions.

The Senior Credit Agreement requires the Company to comply with maximum first lien net leverage ratio and consolidated cash interest coverage ratio financial maintenance covenants, to be tested on the last day of each fiscal quarter beginning with the quarter ending March 31, 2012. A breach of these covenants is subject to certain equity cure rights. In addition, the Senior Credit Facilities contain a number of negative covenants that, among other things and subject to certain exceptions, restrict the Company’s ability and the ability of its subsidiaries to:

•	incur additional indebtedness or guarantees;
•	incur liens;
•	make investments, loans and acquisitions;
•	consolidate or merge;
•	sell assets, including capital stock of subsidiaries;
•	pay dividends on capital stock or redeem, repurchase or retire capital stock of the Company or any restricted subsidiary;
•	alter the business of the Company;
•	amend, prepay, redeem or purchase subordinated debt;
•	engage in transactions with affiliates; and
•	enter into agreements limiting dividends and distributions of certain subsidiaries.

The Senior Credit Agreement also contains certain customary representations and warranties, affirmative covenants and provisions relating to events of default (including upon change of control).

Senior Notes

The 2019 Notes bear interest at an annual rate of 11.00% with interest payable semi-annually on June 30 and December 31 of each year, commencing on June 30, 2012. The 2019 Notes mature on December 31, 2019. The 2020 Notes bear interest at an annual rate of 11.25% with interest payable quarterly on March 31, June 30, September 30 and December 31 of each year, commencing on March 31, 2012. The 2020 Notes mature on December 31, 2020.

The Company may redeem the 2019 Notes, the 2020 Notes or both, in whole or in part, at any time on or after December 31, 2015 at the applicable redemption price, plus accrued and unpaid interest. In addition, at any time prior to December 31, 2014, the Company may, at its option and on one or more occasions, redeem up to 35% of the aggregate principal amount of the 2019 Notes or the 2020 Notes, at a redemption price equal to 100% of the aggregate principal amount, plus a premium equal to the stated interest rate on the 2019 Notes or the 2020 Notes, respectively, plus accrued and unpaid interest with the net cash proceeds of certain equity offerings; provided that at least 50% of the sum of the aggregate principal amount of the 2019 Notes or 2020 Notes, respectively, originally issued (including any additional notes) remain outstanding immediately after such redemption and the redemption occurs within 180 days of the equity offering. At any time prior to December 31, 2015, the Company may redeem the 2019 Notes, the 2020 Notes or both, in whole or in part, at its option and on one or more occasions, at a redemption price equal to 100% of the principal amount, plus an applicable premium and accrued and unpaid interest.

The Senior Notes are senior unsecured obligations and rank equally in right of payment with all of the Company’s existing and future indebtedness and senior in right of payment to all of its existing and future subordinated indebtedness. The Company’s obligations under the Senior Notes are guaranteed on a senior basis by all of its existing and subsequently acquired or organized wholly-owned U.S. restricted subsidiaries that guarantee the Senior Credit Facilities or its other indebtedness or indebtedness of any affiliate guarantor. The Senior Notes and the related guarantees are effectively subordinated to the Company’s existing and future secured obligations and that of its affiliate guarantors to the extent of the value of the collateral securing such obligations, and are structurally subordinated to all existing and future indebtedness and other liabilities of any of the Company’s subsidiaries that do not guarantee the Senior Notes.

If the Company experiences specific kinds of changes in control, it must offer to purchase the Senior Notes at a purchase price equal to 101% of the principal amount, plus accrued and unpaid interest. The indentures governing the Senior Notes (the “Indentures”) contain customary covenants that restrict the ability of the Company and its restricted subsidiaries to:

•	pay dividends on capital stock or redeem, repurchase or retire capital stock;
•	incur additional indebtedness or issue certain capital stock;
•	incur certain liens;
•	make investments, loans, advances and acquisitions;
•	consolidate, merge or transfer all or substantially all of their assets and the assets of their subsidiaries;
•	prepay subordinated debt;
•	engage in certain transactions with affiliates; and
•	enter into agreements restricting the subsidiaries’ ability to pay dividends.

The Indentures also contain certain customary affirmative covenants and events of default.

Obligation Under Data Sublicense Agreement

In October 2009 and April 2010, the Company acquired certain additional rights to specified uses of its data from the former owner of the Company’s business, in order to broaden the Company’s ability to pursue business intelligence and data analytics solutions for payers and providers. The Company previously licensed exclusive rights to this data to the former owner of the Company’s business. In connection with these data rights acquisitions, the Company recorded amortizable intangible assets and corresponding obligations at inception based on the present value of the scheduled annual payments through 2018, which totaled $65,000 in the aggregate (approximately $45,000 remained payable at December 31, 2011). In connection with the Merger, the Company was required to adjust this obligation to its fair value.

Prior Credit Facilities

In November 2006, Emdeon Business Services LLC (“EBS LLC”), a wholly-owned subsidiary of the Company, entered into two credit agreements with several lenders that provided a $755,000 term loan (“First Lien Term Loan”), a $50,000 revolving credit agreement (“Revolver”) and a $170,000 term loan (“Second Lien Term Loan”). In October 2010, EBS LLC borrowed an additional $100,000 under an incremental term loan facility (“Incremental Term Loan”) through an amendment to the credit agreement governing the First Lien Term Loan.

The Revolver, which bore interest at a variable rate plus a spread, was scheduled to expire in November 2012. The Company paid a quarterly commitment fee on the unused portion of the Revolver that fluctuated, based upon certain leverage ratios, between 0.375% and 0.5% per annum. Commitment fees on the Revolver were $159 for the period from January 1, 2011 to November 1, 2011.

The First Lien Term Loan, which bore interest at LIBOR plus a spread, and the Incremental Term Loan, which bore interest at LIBOR subject to a floor plus a spread, were each payable in quarterly principal installments of approximately $1,800 and $250, respectively, plus accrued interest, through September 2013, with a balloon payment of the remaining principal amount outstanding due upon maturity in November 2013. Mandatory prepayments of principal related to excess cash flow and other circumstances were also required.

The Second Lien Term Loan, which bore interest at LIBOR plus a spread, was subordinate to the First Lien Term Loan and was scheduled to mature in May 2014.

Proceeds of the Senior Credit Facilities and the Senior Notes were, together with other sources of funds, used to finance the Merger and repay all amounts due under the Company’s prior credit facilities. In connection with the refinancing of the prior credit facilities, the Company incurred $6,950 of legal and other professional fees. Such costs have been included in transaction related costs in the accompanying consolidated statements of operations.

Aggregate Future Maturities

The aggregate amounts of future maturities under long-term debt arrangements are as follows:

Years Ending December 31,
2012	$16,036
2013	16,561
2014	17,540
2015	18,673
2016	34,976
Thereafter	1,915,873

$2,019,659